SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10:SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.Stock Options and RSUs plans

In 2003, the Company adopted a share option plan (the "Plan"). Under the Plan and September 6, 2010 amendment, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire between six to ten years from the date of grant. In December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 8,639,000 ordinary shares in accordance with the respective terms thereof. Any options or RSUs, which are canceled or forfeited before the expiration date, become available for future grants. On September 3, 2019, the Company`s board of directors decided to reserve an additional amount of 1,060,000 ordinary shares under the Plan. As of June 30, 2020, the Company has 1,703,106 ordinary shares available for future grant under the Plan.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 10:SHAREHOLDERS' EQUITY (Cont.)

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2020:

	Six months ended June 30, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	7,075,600	$3.64	3.30	$1,366
Granted	316,830	2.13
Exercised	(464,667)	1.19
Forfeited or expired	(736,890)	4.87

Outstanding at end of the period	6,190,873	3.67	3.08	$1,019

Options exercisable at end of the period	4,219,760	$4.14	2.26	$985

Vested and expected to vest	5,807,340	$3.75	2.95	$1,010

The weighted average fair value of options granted during the six months ended June 30, 2020 and 2019 was $0.96 and $1.57, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2020:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	373,623	$785
Granted	4,300
Vested	(12,094)
Forfeited	(13,410)

Unvested at end of period	352,419	758

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2020 and 2019 was $1.69 and $3.84 respectively.

As of June 30, 2020, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $1,509, which is expected to be recognized over a weighted average period of approximately one year.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 10:SHAREHOLDERS' EQUITY (Cont.)

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2020 and 2019:

	Six months ended June 30,
	2019	2020

Cost of revenues	31	60
Research and development	201	99
Selling and marketing	382	268
General and administrative	558	440

Total share-based compensation expense	$1,172	$867